Shareholder Report, Holdings (Details) - Capital Group International Core Equity ETF	May 31, 2026
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.69%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.66%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.69%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Energy Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%